Employee benefits (Schedule Of Net Periodic Benefit Cost) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Current service cost	€ 515	€ 529	€ 731
Interest on obligation	69	113	121
Expected return on plan assets	(165)	(142)	(144)
Amortization deferred actuarial loss	0	0	46
Amortization of past service cost	(40)	(44)	(55)
Net periodic pension benefit cost	€ 379	€ 456	€ 699